Concentration of Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022	Dec. 31, 2022
Concentration of Risk (Details) [Line Items]
Insurance coverage of credit risk (in Yuan Renminbi)	¥ 500,000
Description of credit risk	cash balance of RMB 122,027,730 (USD 16,887,781) was deposited with financial institutions located in China, of which RMB 112,027,730 (USD 15,503,851) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2023, cash balance of HKD 14,667 approximately RMB 13,522 (USD 1,871) was maintained at financial institutions in Hong Kong, none of cash was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of June 30, 2023, cash balance of SGD 33,660 approximately RMB 179,886 (USD 24,895) was maintained at DI Scheme banks in Singapore, none of cash was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2023, cash balance of USD 46,990,784 (RMB 339,546,004) was deposited with a financial institution located in US, of which USD 44,490,784 (RMB 321,481,504) was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of June 30, 2023, a total of RMB 95,525,076 (USD 13,220,000) short term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Number of customers	2	1	3
Concentration risk percentage	10.00%
Number of vendor	1	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	23.00%		35.60%
Concentration risk percentage	33.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			16.60%
Concentration risk percentage	15.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			15.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		16.20%
Concentration risk percentage	47.20%
Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor			4
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			29.70%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			19.80%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			13.90%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage			12.60%